Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Product sale trade receivables	$ 68.1	$ 86.4
Other trade receivables	3.6	14.0
Deposits	0.2	0.3
Value added tax	43.2	39.9
Payroll debtors	7.2	8.2
Prepayments	40.5	64.2
Other	6.1	13.5
Receivables	$ 168.9	$ 226.5